Summary of Principal Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Information technology equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years